Inventories and Supplies - Summary of Inventories and Supplies (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Inventories And Supplies [Line Items]
Inventories and supplies	₱ 3,412	₱ 2,878
Total inventories and supplies at the lower of cost or net realizable value	3,412	2,878
Terminal and cellular phone units [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realizable value	2,358	2,093
Inventories and supplies	3,140	3,423
Spare parts and supplies [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realizable value	462	173
Inventories and supplies	1,621	1,673
Others [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realizable value	592	612
Inventories and supplies	₱ 954	₱ 994